Note 5 - Accrued Expenses - Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Clinical trial and related expenses	$ 290	$ 1,760
Incentive compensation	420	550
Severance pay and other payroll related	96	448
Professional services	166	147
Other	169	88
Total accrued liabilities	$ 1,141	$ 2,993